Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity

Note 15 — Equity

Ordinary Shares

On December 5, 2022, the Company held its 2022 special general meeting of shareholders. At the Meeting, the Company’s shareholders approved an amendment to the Company’s amended and restated Memorandum and Articles of Association (“A&R M&A”) to increase the authorized share capital. As a result, the Company’s authorized share capital is $16,666,700 divided into 10,000,000,000 shares of a par value of $0.00166667 each, with an increase of an additional 9,700,000,000 shares of a par value of $0.00166667 each.

 On May 30, 2023, the Company held an extraordinary general shareholders meeting. At the Meeting, the Company’s shareholders approved (i) a share consolidation of thirty (30) issued and unissued Class A ordinary shares with par value of $0.00166667 each in the Company’s issued and unissued share capital into one (1) share with par value of US$ 0.050 (the “Share Consolidation”) and (ii) an increase in the authorized share capital of the Company from $16,666,700 (divided in to 333,333,333 shares) to $50,000,000 (divided in to 1,000,000,000 shares), all of which will rank pari passu in all respects with all existing shares of the Company.

On September 5, 2023, the Company held its 2023 special general meeting of shareholder. At the Meeting, the Company’s shareholders approved the following among other items: (i) a share consolidation of every eight (8) issued and unissued Class A ordinary shares with par value of $0.050 each in the Company’s issued and unissued share capital be consolidated into one (1) share with par value of $0.40 (the “Share Consolidation”); (ii) an increase in the authorized share capital of the Company from $50,000,000 divided into 125,000,000 shares of a nominal or par value of $0.40 each, to $200,000,000 divided into 500,000,000 shares of a nominal or par value of $0.40 each (the “Share Capital Increase”); (iii) a dual-class share structure of Class A and Class B ordinary shares of the Company, with each Class A and Class B ordinary share ranking pari passu and having the same rights, preferences, privileges and restrictions, except that, voting as the same class, each Class B ordinary share is entitled to thirty (30) votes and each Class A ordinary is entitled one (1) vote (the “Dual-class Share Structure”); (iv) a re-designation of 2,000,000 shares of the 500,000,000 authorized shares as Class B ordinary shares and 498,000,000 shares of the 500,000,000 authorized shares as Class A ordinary shares; (v) a re-designation of the 243,903 shares (after giving effect to the Share Consolidation) held by Mr. Stewart Lor, CEO and Chairman of the Board of the Company, as Class B ordinary shares (together with item (iv), the “Share Re-designation”).

On December 1, 2023, the Company held an extraordinary general meeting. At the Meeting, the Company’s shareholders approved the following among other items: (a) the name of the Company be changed from Powerbridge Technologies Co., Ltd. to X3 Holdings Co., Ltd., and ticker symbol of the Company be changed from “PBTS” to “XTKG” (the “Name Change”). (b) the authorized share capital of the Company be increased from $200,000,000 divided into 500,000,000 shares of a nominal or par value of $0.40 each to $2,000,000,000 divided into 5,000,000,000 ordinary shares of a nominal or par value of $0.40 each by creation of an additional 4,500,000,000 ordinary shares of a nominal or par value of US$0.40 each (the “Share Capital Increase”). (c) 18,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares be re-designated as Class B ordinary shares and 4,482,000,000 ordinary shares of the additional 4,500,000,000 authorized ordinary shares as Class A ordinary shares (together, the “Share Re-designation”), such the authorized share capital of the Company shall be changed to “$2,000,000,000 divided into (i) 4,980,000,000 Class A ordinary shares of a par value of US$0.40 each, and (ii) 20,000,000 Class B ordinary shares of a par value of $0.40 each.”

On June 21, 2023, the Company paid cash to certain minor shareholders and cancelled 220 shares due to share consolidation reconciliation.

On October 2, 2023, the Company paid cash to certain minor shareholders and cancelled 635 shares due to share consolidation reconciliation.

The Company had 259,464,169 and 1,187,498 Class A ordinary shares issued and outstanding as of December 31, 2023 and 2022, respectively. The Company had 243,902 and nil Class B ordinary shares issued and outstanding as of December 31, 2023 and 2022, respectively.

Public Offering Warrants

In connection with the initial public offering (“IPO”) on April 4, 2019, the Company issued warrants totaling 510 units to the placement agents (the “Public Offering Warrants”). The warrants carry a term of five years and shall be exercisable at $1,320 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. As of December 31, 2023 and 2022, no warrants were exercised. weighted average remaining life of 0.26 years and 1.24 years, respectively. The fair value of this Public Offering Warrants was $356,200, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $1,200, risk free rate of 2.2%; expected term of 5 years; exercise price of the warrants of $1,320, volatility of 71.9%; and expected future dividends of nil.

Shares issued for consulting services

On September 30, 2019, the Company entered into a marketing development service agreement with an external consultant for service term of three years and agreed to 208 restricted Class A ordinary shares as compensation. The fair value of those restricted shares was assessed at $164,000 based on the stock price of contract dates. On November 28, 2019, the Company entered into a marketing development service agreement with another external consultants for service term of three years and agreed to 240 restricted Class A ordinary shares as compensation. The fair value of those restricted shares was assessed at $171,469 based on the stock price of contract dates.

On March 15, 2020, the Company signed a consulting agreement with an independent marketing professional with term of one year. Pursuant to the agreement, the Company agreed to pay total of 625 restricted Class A ordinary shares as compensation for the services after signing of the agreement. The Company issued 625 restricted Class A ordinary shares on April 14, 2020. The fair value of those restricted shares was assessed at approximately $358,500 based on the stock price of contract date. On July 30, 2020, the Company issued 101 Class A ordinary shares as compensation to an advisory firm for the related investor relations advisory service during the period ended from January 2020 to July 2020. The fair value of those shares was assessed at approximately $65,001 based on the stock price of contract date On September 26, 2020, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 417 restricted Class A ordinary shares for service term of three years as compensation. The Company has issued the above 417 restricted Class A ordinary shares on June 1, 2021. The fair value of those restricted shares was assessed at $209,000 based on the stock price of contract dates. On August 17, 2020, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 42 restricted Class A ordinary shares for service term of two years as compensation. The Company has issued the above 42 restricted Class A ordinary shares on March 1, 2022. The fair value of those restricted shares was assessed at $27,900 based on the stock price of contract date.

On September 23, 2021, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 1,042 restricted Class A ordinary shares for service term of one year as compensation. The fair value of those restricted shares was assessed at $320,000 based on the stock price of contract dates. On September 23, 2021, the Company signed a consulting agreement with a third-party consultant. Pursuant to the agreement, the Company agreed to pay a total of 1,042 restricted Class A ordinary shares for service term of one year as compensation. The fair value of those restricted shares was assessed at $320,000 based on the stock price of contract dates.

On October 19, 2021, the Company issued 88 Class A ordinary shares as compensation to an advisory firm for the related investor relations advisory service. The fair value of those shares was assessed at $21,394 based on the stock price of contract dates.

On May 18, 2022, the Company issued 155 Class A ordinary shares as compensation to an advisory firm for the related investor relations advisory service. The fair value of those shares was assessed at $11,564 based on the stock price of contract dates.

On January 4, 2023, March 14, 2023, March 27, 2023, April 23, 2023, June 26, 2023 and August 4, 2023, the Company issued 3,788, 12,500, 9,470, 12,626, 43,706 and 79,618 Class A ordinary shares as compensation to an advisory firm for the related investor relations advisory service. The aggregated fair value of those shares was assessed at $1,520,867 based on the stock price of contract dates.

On November 29, 2023, the Company signed a consulting agreement with an advisory firm with term of six months. The Company agreed to pay $1,000,000 worth restricted shares as compensation to the advisory firm for the related investor relations advisory service. On December 18, 2023, the Company issued 84,033 restricted Class A ordinary shares to the advisory firm based on the fair market value.

On December 8, 2023, the Company signed a consulting agreement with an advisory firm with term of six months. The Company agreed to pay $1,500,000 worth restricted shares as compensation to the advisory firm for the related investor relations advisory service. On December 18, 2023, the Company issued 1,260,504 restricted Class A ordinary shares to the advisory firm based on the fair market value.

For the year ended December 31, 2023, 2022 and 2021, the Company recorded a consulting fee expense of $1,698,117, $649,122 and $461,680 included in the share-based compensation expense. As of December 31, 2023 and 2022, there were unrecognized share-based compensation expense related to the shares issued for consulting services amounted to $1,474,999 and $52,249.

Restricted share units (“RSUs”) issued for consulting services

On June 16, 2022, the board of directors proposed to modify the Company’s Amended 2018 Stock Option Plan), by supplementing various clauses in relation to the grant of Restricted Shares and Restricted Share Units to the employees, Directors and consultants of the Company.

On July 15, 2022 the Company signed six consulting agreements with six third-party consultants with term of three years. Pursuant to the agreements, the Company agreed to pay total of 50,000 RSUs (representing 1 ordinary shares of the Company) as compensation for the services after signing of the agreements. The Company issued 50,000 RSUs on July 22, 2022. The fair value of those shares was assessed at $13,080,000 based on the stock price of contract date.

For the year ended December 31, 2023 and 2022, the Company recorded a consulting fee expense of $4,360,000 and $1,998,333 included in the share-based compensation expense. As of December 31, 2023 and 2022, there were unrecognized share-based compensation expense related to RSUs issued for consulting services amounted to $6,721,667 and $11,081,667.

2018 Stock option plan

On August 18, 2018 and further amended on February 10, 2019, the Board of Directors (“Board”) approved an amended the 2018 Stock Option Plan (the “2018 Plan”).  The Plan provides for discretionary grants of stock options to key employees, directors and consultants of the Company. The purpose of the Plan is to attract and retain the best available personnel and to promote the success of the Company’s business. The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 4,316 shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee. The Plan shall become effective on the effective date of the Company’s contemplated initial public offering is completed, which was on April 4, 2019. The grants under the Plan generally have a maximum contractual term of ten years from the date of grant. Stock option awards granted under the plan at the determination of the Board shall be effective and exercisable after the Company’ completion of IPO of its securities. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and might contain both service and performance conditions. The Company believes the options contain an explicit service condition and a performance condition. On July 2, 2020, the Board approved to amend the 2018 Plan to adjust that the maximum aggregate number of ordinary shares reserved and available pursuant to the 2018 Plan shall not at any time exceed 20% of the total number of outstanding Ordinary Shares at the time of issuance, from time to time. Such amendment was approved during shareholders’ annual meeting on July 27, 2020.

On January 20, 2023, the Board approved to register all the shares issuable under the Company’s Amended 2018 Plan in a registration statement on a Form S-8 (File No. 333-269513) representing additional 259,473 Class A ordinary shares of the Company reserved for issuance under the Amended 2018 Plan, which are in addition to the 83,211 Class A ordinary shares s registered on the Prior Registration Statement. Accordingly, the number of ordinary shares of the Company issuable upon the exercise of all outstanding options granted under the Amended 2018 Plan is 342,684 Class A ordinary shares.

On April 4, 2019, the Board approved to issue 4,377 stock options to its employees under 2018 stock option plan with exercise price of $ 1,200 per share. These options generally have vesting periods of 1-3 years and will expire no later than April 3, 2024. On January 29, 2022, the Board cancelled this plan.

On April 4, 2019, the Board approved to issue 1,250 stock options to an external consultant under 2018 stock option plan with exercise price of $900 per share. These options were fully vested upon grant and will expire no later than April 3, 2029. On February 18, 2021, the consultant excised 242 shares options on a cashless basis. On February 6, 2021, the Company issued 100 Class A ordinary shares to the consultant.

On May 26, 2021, the Board approved to issue 31,687 stock options to its employees under 2018 stock option plan with exercise price of $292.8 per share. 16,729 of these stock options were fully vested upon grant; 14,958 of these stock options generally have vesting periods of 1-3 years. The options will expire no later than May 26, 2026. On January 26, 2022, the Board approved to amend the exercise price from $292.8 to $ 81.6 per share, 24,208 of these stock options were fully vested upon grant; 7,479 of these stock options was vested in one year after grant. The Company recorded modification expense of $2,139,555. On May 16, 2022, the Board further approved to amend the exercise price from $81.6 to $ 63.6 per share. The Company recorded modification expense of $137,641. On December 20, 2022, the Board further approved to amend the exercise price from $63.6 to $20.16 per share. The Company recorded modification expense of $206,461.

The fair value of stock options was determined at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instruments. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends. For the year ended December 31, 2022, assumptions used to estimate the fair value of stock options on the grant dates are as follows:

	Options granted in May 2021	Options Amended in January, 2022	Options Amended in May, 2022	Options Amended in December, 2022
Risk-free interest rate	0.81%	1.66%	0.81%	4.44%
Expected life of the options	5 years	4.33 years	4.03 years	3.43 years
Expected volatility	96.0%	96.0%	96.0%	96.0%
Expected dividend yield	-%	-%	-%	-%
Fair value	$7,232,526	$2,106,163	$1,652,811	$689,971

A summary of activities of the stock options for the years ended December 31, 2023, 2022 and 2021 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$

Outstanding as of December 31, 2020	5,627	1,133.36	4.37	-
Granted	31,687	292.80	-
Exercised	(242)
Outstanding as of December 31, 2021	37,072	416.42	4.23	-
Granted	-	-	-	-
Cancelled	(4,377)	1,133.36	-	-
Outstanding as of December 31, 2022	32,695	48.00	3.49
Granted	-	-	-	-
Cancelled	-	-	-	-
Outstanding as of December 31, 2023	32,695	47.29	2.49	-
Exercisable as of December 31, 2023	32,695	47.29	2.49	-

For the year ended December 31, 2023, 2022 and 2021, total share-based compensation expenses recognized for the share options granted were $nil, $3,336,452 and $5,873,566, respectively. As of December 31, 2023 and 2022, there was no unrecognized share-based compensation expenses related to the share options granted, respectively.

Private placement

On September 1, 2022, the Company entered into a securities purchase agreement with White Lion Capital LLC (“White Lion”). Pursuant to the agreement, White Lion shall purchase up to $15 million of the Company’s Class A ordinary shares at the lowest daily VWAP of the Class A ordinary shares during the Valuation Period by 97%. As of December 31, 2022, the Company issued 95,313 Class A ordinary shares and net proceeds was $3,519,202. In 2023, the Company issued 58,333 Class A ordinary shares and net proceeds was $596,504.

On September 9, 2022, the Company entered into a securities purchase agreement with YA II PN, LTD. Pursuant to the agreement, YA II PN, LTD. shall purchase up to $30 million of the Company’s Class A ordinary shares at the market price by 96%, and the company shall issue to YA II PN, LTD. 933 Class A ordinary shares as a commitment fee. As of December 31, 2022, the Company issued 70,979 Class A ordinary shares and net proceeds was $3,511,317. The Company issued 933 Class A ordinary shares for commitment fee on January 1, 2023. In 2023, the Company issued 1,473,634 Class A ordinary shares and net proceeds was $6,864,652.

On December 29, 2022, the Company entered into a securities purchase agreement with TBS Capital LP, (“TBS”). Pursuant to the agreement, TBS shall purchase up to $15 million of the Company’s Class A ordinary shares at the market price by 96%, and the company shall issue to Yorkville 933 Class A ordinary shares as a commitment fee. The Company issued 933 Class A ordinary shares for commitment fee on December 15, 2022. In 2023, the Company issued 49,319 Class A ordinary shares and net proceeds was $476,563, the remaining gross balance of $500,000 was collected by March 22, 2024, subsequently.

On May 17, 2023, the Company entered into a securities purchase agreement with Spring Field Fund SPC. Pursuant to the agreement, Spring Field Fund SPC shall purchase $600,000 of the Company’s Class A ordinary shares at a higher price of (i)80% of the closing bid price at May 17, 2023; or (ii) a price further negotiated and agreed by both parties upon closing; or (iii) $0.05. Net proceeds of $600,000 was received on May 18, 2023.

On November 24, 2023, the Company entered into purchase agreements with twelve investors. The investors agreed to purchase an aggregate of $40,000,000 of the Company’s Class A ordinary shares at a share price of $0.3 per share. The Company issued 130,463,140 Class A ordinary shares on November 24, 2023.

Conversion of convertible notes

On August 13, 2021, The Company issued an aggregate of 12,727 Class A ordinary shares of the Company YA. The fair value of the conversion note was assessed at $4,445,433 upon conversion based on the binomial model assessed by the independent valuation firm.

On September 8 2021, Uptown delivered conversion notice for all convertible notes in an aggregate of principle of $1,650,000. The Company issued an aggregate of 6,985 Class A ordinary shares of the Company to Uptown. The fair value of the conversion note was assessed at $1,897,739 upon conversion based on the binomial model assessed by the independent valuation firm.

On May 25, 2022, The Company issued an aggregate of 24,708 Class A ordinary shares of the Company YA (Note 13). The fair value of the conversion note was assessed at $2,261,270 upon conversion based on the binomial model assessed by the independent valuation firm.

On December 12, 2022, The Company issued an aggregate of 58,257 Class A ordinary shares of the Company Streeterville (Note 13). The fair value of the conversion note was assessed at $1,534,654 upon conversion based on the binomial model assessed by the independent valuation firm.

 On February 3, 2023, the Company issued an aggregate of 111,875 Class A ordinary shares of the Company to Streeterville (Note 13). The fair value of the conversion note was assessed at $3,128,453 upon conversion based on the binomial model assessed by the independent valuation firm.

Shares issued for reserve

On August 5, 2021, the Company issued 16,729 Class A ordinary shares held in an escrow account as reserve solely for potential stock options. On September 20, 2022, the Company issued 10,069 Class A ordinary shares held in an escrow account as reserve solely for potential stock options. As of December 31, 2023, no shares were transferred to the holders.

At the market(“ATM”) offering

On February 23, 2021, the Company entered into a Sales Agreement (the “Sales Agreement”) with A.G.P./Alliance Global Partners, as sales agent (the “Agent”), pursuant to which the Company may offer and sell, from time to time, through or to the Agent, as sales agent and/or principal (the “Offering”) up to $30,000,000 of its Class A ordinary shares (the “Shares”). Any Shares offered and sold in the Offering will be issued pursuant to the Company’s Registration Statement on Form F-3 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) on February 23, 2021, and the sales agreement prospectus that forms a part of such Registration Statement, following such time as the Registration Statement is declared effective by the SEC, for an aggregate offering price of up to $200 million. For the year ended December 31, 2021, the Company sold 6,776 Class A ordinary shares through the ATM offering with net proceeds of $5,128,477. For the year ended December 31, 2022, the Company sold 237 Class A ordinary shares through the ATM offering with net proceeds of $56,449, the amount was received on January 28, 2023.

Shares issued for long-term investments/acquisitions

In connection of the long-term investment of Smartconn, on January 20, 2022, the Company issued 71,410 Class A ordinary shares to the original shareholders of Smartconn as consideration of 19.99% equity interest. The fair value of the shares issued amounted to $8,305,222.

In connection of the long-term investment of Boxinrui on June 28, 2022, the Company issued 83,094 Class A ordinary shares to the original shareholders of Boxinrui as consideration of 15% equity interest. The fair value of the shares issued amounted to $6,674,772. On December 28, 2022, the Company further issued 230,419 Class A ordinary shares to the original shareholders of Boxinrui as consideration of 20% equity interest. The fair value of the shares issued amounted to $4,446,163.

In connection of the long-term investment of Chenbao, on August 24, 2022, the Company issued23,985 Class A ordinary shares to the original shareholders of Chenbao as partial consideration of 5% equity interest. The fair value of the shares issued amounted to $1,844,377.

In connection of the long-term investment of DTI, on November 1, 2022, the Company issued 231,278 Class A ordinary shares to the original shareholders of DTI as consideration of 19% equity interest. The fair value of the shares issued amounted to $9,058,701.

On January 5, 2023, the Company entered into an equity transfer agreement with a shareholder of Smartconn which the Company agrees to purchase 31% equity of Smartconn at 90% of the appraisal price. The consideration of the Acquisition will be paid in the form of 478,747 Class A ordinary shares of the Company. The fair value of the shares issued amounted to $12,640,062

On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI which the Company agrees to prepaid 698,301Class A ordinary shares to purchase 32% equity of DTI. The fair value of the shares issued amounted to $15,906,186.

On March 28, 2023, the Company entered into an equity transfer agreement with fifteen individual shareholders of Boxinrui, pursuant to which the Company agreed to pre-issue 1,151,869 shares to further acquire 65% equity interest in Boxinrui for a consideration in form of 1,151,869 Class A ordinary shares to the Relevant Shareholders. The fair value of the shares issued amounted to $24,078,675.

On November 22, 2023, the Company entered into a compensation agreement with the original shareholders of Smartconn. Pursuant to the agreement, the Company shall issue 53,388,709 Class A ordinary shares to the previous shareholders as a compensation due to continuous declining share price. On November 23,2023, the Company fully issued the related compensation shares. The fair value of the shares issued amounted to $30,938,757.

On November 22, 2023, the Company entered into a compensation agreement with the original shareholders of Boxinrui. Pursuant to the agreement, the Company shall issue 69,141,256 Class A ordinary shares to the previous shareholders as a compensation due to continuous declining share price. On November 23,2023, the Company fully issued the related compensation shares. The fair value of the shares issued amounted to $40,067,357.

Statutory reserve

Under PRC law, the Company’s subsidiary located in the PRC (collectively referred as the (“PRC entities”) are required to provide for certain statutory reserves. The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis.

The Company’s subsidiaries in PRC had accumulated deficits for the years ended December 31, 2023 and 2022, as a result, the statutory reserve balances were $nil as of December 31, 2023 and 2022.